REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Concentrate sales	$ 1,881	$ 2,157	$ 1,881	$ 13,964
Provisional pricing adjustments	0	502	29	651
Total Revenue	$ 1,881	$ 2,659	$ 1,910	$ 14,615